Loans and asset quality- Information about Impaired Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	$ 68		$ 126		$ 105
Impaired loans without an allowance, average recorded investment	12	[1]	9	[1]	16	[1]
Total impaired loans, average recorded investment	80		135		121
Impaired loans with an allowance, interest income recognized	1		4		2
Impaired loans without an allowance, interest income recognized	0	[1]	0	[1]	0	[1]
Total impaired loans, interest income recognized	1		4		2
Impaired loans with an allowance, recorded investment	32		110
Impaired loans without an allowance, recorded investment	4	[1]	7	[1]
Total impaired loans, recorded investment	36	[2]	117	[2]
Impaired loans with an allowance, unpaid Principal balance	50		123
Impaired loans without an allowance, unpaid Principal balance	4	[1]	14	[1]
Total impaired loans, unpaid Principal balance	54	[2]	137	[2]
Impaired loans with an allowance, related allowance	7	[2],[3]	24	[2],[3]
Commercial
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	37		54		27
Impaired loans without an allowance, average recorded investment	2		0		1
Impaired loans with an allowance, interest income recognized	1		4		1
Impaired loans without an allowance, interest income recognized	0		0		0
Impaired loans with an allowance, recorded investment	15		57
Impaired loans with an allowance, unpaid Principal balance	20		61
Impaired loans with an allowance, related allowance	2	[3]	12	[3]
Commercial real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	5		27		22
Impaired loans without an allowance, average recorded investment	6		3		13
Impaired loans with an allowance, interest income recognized	0		0		0
Impaired loans without an allowance, interest income recognized	0		0		0
Impaired loans with an allowance, recorded investment	2		15
Impaired loans without an allowance, recorded investment	1		2
Impaired loans with an allowance, unpaid Principal balance	4		16
Impaired loans without an allowance, unpaid Principal balance	1		2
Impaired loans with an allowance, related allowance	1	[3]	1	[3]
Financial institutions
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	1		7		9
Impaired loans without an allowance, average recorded investment	1		2		0
Impaired loans with an allowance, interest income recognized	0		0		0
Impaired loans without an allowance, interest income recognized	0		0		0
Impaired loans with an allowance, recorded investment	0		1
Impaired loans without an allowance, recorded investment	0		1
Impaired loans with an allowance, unpaid Principal balance	0		1
Impaired loans without an allowance, unpaid Principal balance	0		8
Impaired loans with an allowance, related allowance	0	[3]	0	[3]
Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	17		28		37
Impaired loans without an allowance, average recorded investment	3		4		2
Impaired loans with an allowance, interest income recognized	0		0		1
Impaired loans without an allowance, interest income recognized	0		0		0
Impaired loans with an allowance, recorded investment	9		28
Impaired loans without an allowance, recorded investment	3		4
Impaired loans with an allowance, unpaid Principal balance	9		28
Impaired loans without an allowance, unpaid Principal balance	3		4
Impaired loans with an allowance, related allowance	3	[3]	7	[3]
Foreign
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	8		10		10
Impaired loans with an allowance, interest income recognized	0		0		0
Impaired loans with an allowance, recorded investment	6		9
Impaired loans with an allowance, unpaid Principal balance	17		17
Impaired loans with an allowance, related allowance	$ 1	[3]	$ 4	[3]

[1]	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.
[2]	Excludes an aggregate of $1 million and $2 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2013 and Dec. 31, 2012, respectively. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2013 and Dec. 31, 2012.
[3]	The allowance for impaired loans is included in the allowance for loan losses.